Short-term debt	3 Months Ended
Mar. 31, 2024
Short-term debt
Short-term debt

7.    Short-term debt

At March 31, 2024 and December 31, 2023, short-term debt consisted of the following:

Short-term debt

in € THOUS

	March 31,	December 31,
	2024	2023

Commercial paper program	85,580	399,078
Borrowings under lines of credit	23,544	57,754
Other	13	72
Short-term debt	109,137	456,904

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At March 31, 2024 and December 31, 2023, cash and borrowings under lines of credit in the amount of €116,956 and €126,836, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of March 31, 2024 was €1,265,217 (December 31, 2023: €1,530,328) and short-term debt from unrelated parties was €226,093 (December 31, 2023: €583,740).

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. At March 31, 2024, the outstanding commercial paper amounted to €86,000 (December 31, 2023: €400,000).